UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(Semi-Annual Report for the period 01/01/13 through 06/30/13 is filed herewith)

A VISION FOR FUTURE GROWTH

SEMI-ANNUAL REPORT
JUNE 30, 2013

•	Oberweis Micro-Cap Fund
•	Oberweis Emerging Growth Fund
•	Oberweis Small-Cap Opportunities Fund
•	Oberweis China Opportunities Fund
•	Oberweis International Opportunities Fund
•	Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

  PRESIDENT’S LETTER

Dear Fellow Shareholder of The Oberweis Funds:

I am very pleased to report an excellent first half of 2013 for The Oberweis Funds. Among our international funds, the International Opportunities Fund gained 20.88% (compared to 2.02% for the MSCI World ex-US Small-Cap Growth Index), the China Opportunities Fund returned 17.81% (versus 6.89% for the MSCI Zhong Hua Small-Cap Growth Index), and the Asia Opportunities Fund returned 0.90% (versus -3.45% for the MSCI AC Asia Pacific Ex-Japan SCG Index). Among our domestic funds, the Emerging Growth Fund returned 20.27%, the Small-Cap Opportunities Fund returned 14.49%, and the Micro-Cap Fund returned 22.20%. For comparison, the Russell 2000 Growth Index returned 17.44%.

In the U.S., history will likely remember the second quarter as the beginning of the end of the Fed’s Fantastic Feat (aka QE I, II, and III). This unprecedented period of “easy money” employed monetary policy to artificially suppress interest rates and reduce the cost of capital with the intent of stimulating economic growth (or at least mitigating its contraction). Well, it was fun while it lasted.

In the second quarter, yields on the 10-year U.S. Treasury bond jumped to 2.49% from 1.85% and have continued higher to start the third quarter. With rates on the rise and bond prices on the downswing, bond funds experienced net redemptions this quarter for the first time since the fourth quarter of 2008, after four straight years of massive inflows. According to the Investment Company Institute, bond funds had outflows of $37 billion in the second quarter, with $28 billion in outflows occurring in the last week of June. In contrast, equity funds had net inflows of $10 billion in the second quarter. Indeed, we believe that fund flows from bonds into stocks amid a more normalized risk environment were two of the primary drivers of strong equity returns during the second quarter. Consistent with an environment of improving risk appetite, equities outperformed bonds, small-cap stocks beat large-cap stocks, and growth bested value.

While rising interest rates imply lower prices for bonds, the impact of the Fed’s pullback on equities (both in the U.S. and abroad) is less clear. On the margin, rising rates will slow consumer and business spending. Still, one also has to look at why rates are rising. Perhaps the Fed feels comfortable ending its stimulus because it believes economic growth is on track — consistently positive, even if not robust. Some indicators suggest that the U.S. has pent up demand for homes, autos, and other consumer durables, although the case is weaker when it comes to corporate capital expenditures. Still, an uptick in spending by the consumer may be enough to drive an unanticipated improvement in GDP growth, which is a key driver of corporate profit growth and stock prices. The question remains, however, if a higher investment hurdle rate (i.e. higher interest rates) will be trumped by better overall economic conditions over the next few years. While there are catalysts for continued growth, we do recognize the challenge of the eventual Fed pullback. Valuations for our high-growth small-cap universe, at a median P/E of 14.5x forward earnings, appear slightly below the 10-year average P/E of 17.0x, but higher than the 12.4x seen at the beginning of the year.

In China, new leadership appears resolved to attack credit-driven investment growth. In the short run, this implies slower growth, but may also put China on a more sustainable growth path over the long-term. China’s economy is also feeling the pinch from weak demand for its exports to Europe and the U.S. While export-driven businesses and GDP-sensitive industries like banking are feeling the sting, other industries like e-commerce, healthcare, and environmental protection continue to experience very strong growth. Indeed, industries appear to be diverging in China and broad-based investment has not been a successful strategy in 2013. By focusing on niche Chinese firms capable of growing even in the face of slower macroeconomic growth, our China team has demonstrated its stock picking skill thus far this year. With valuations for Chinese equities at among the lowest levels since we started in 2005, we believe the climate for finding investment opportunities in China is presently above-average.

PRESIDENT’S LETTER (continued)

In Japan, consumer sentiment has improved and inflation expectations have risen as a result of aggressive fiscal stimulus. While Japan is one of the most cyclical economies and faces challenges, short-term growth will be supported by unprecedented fiscal stimulus and yen depreciation. It remains to be seen what the long term impact of the “Abenomics” growth strategies will have on the Japanese economy.

In Europe, while growth remains muted, valuations are at a discount to most of the rest of the developed world, and expectations have decreased. At the beginning of the year, IBES estimates expected 10% EPS growth for 2013, but that has decreased to 3% currently. While sovereign debt issues remain a real threat, Eurozone PMIs have started to stabilize, even in the periphery. European Central Bank policy is becoming more accommodative and a return to positive Eurozone GDP growth is likely to drive an improving earnings profile in 2014.

In terms of valuation specifics, the average forward P/E ratio as of June 30, 2013 was 18.4 times for the Micro-Cap Fund (versus 18.4 last quarter), 19.3 times for the Emerging Growth Fund (versus 19.3 last quarter), 16.6 times for the Small-Cap Opportunities Fund (versus 16.6 last quarter), 13.9 times for the International Opportunities Fund (versus 14.7 last quarter), 13.3 times for the China Opportunities Fund (versus 12.1 last quarter), and 12.3 times for the Asia Opportunities Fund (versus 17.9 last quarter). Remember, each of the Funds invests in companies with expected earnings growth substantially higher than that of the broader market. As of June 30, 2013, the weighted average market capitalization was $629 million for the Micro-Cap Fund, $1.5 billion for the Emerging Growth Fund, $1.8 billion for the Small-Cap Opportunities Fund, $2.5 billion for the International Opportunities Fund, $2.9 billion for the China Opportunities Fund, and $2.3 billion for the Asia Opportunities Fund.

Lastly, I’d like to personally congratulate our China Opportunities Fund (OBCHX) and International Opportunities Fund (OBIOX) investment teams, which have performed well against peer funds. For your reference, please see the peer comparisons at the end of this letter.

As always, we would like to sincerely thank you for investing in The Oberweis Funds. For more information on all six of The Oberweis Funds, please call Shareholder Services at (800) 245-7311 or visit our website at www.oberweisfunds.com.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

PRESIDENT’S LETTER (continued)

We are pleased to report the following rankings, according to Morningstar, for the period ending June 28, 2013:

Oberweis International Opportunities Fund (OBIOX)

•	One Year — OBIOX ranked 1st out of 136 Foreign Small/Mid Cap Growth funds for all share classes.
•	Three Year — OBIOX ranked 1st out of 115 Foreign Small/Mid Cap Growth funds for all share classes.
•	Five Year — OBIOX ranked 11th out of 92 Foreign Small/Mid Cap Growth funds for all share classes.

Oberweis China Opportunities Fund (OBCHX)

•	One Year — OBCHX ranked 1st out of 99 China Region funds for all share classes.
•	Three Year — OBCHX ranked 5th out of 76 China Region funds for all share classes.
•	Five Year — OBCHX ranked 1st out of 58 China Region funds for all share classes.

Average Annual Total Returns
as of 06/30/13

Fund Ticker	2nd Quarter	1 Year	3 Year	5 Year	10 Year	Life of Fund*	Expense Ratio**
OBEGX	7.25%	21.45%	13.76%	5.17%	4.16%	8.44%	1.57%
OBMCX	6.98%	27.23%	16.95%	6.14%	6.40%	8.72%	2.00%
OBSOX	5.65%	16.51%	16.04%	4.66%	6.32%	5.44%	2.00%
OBCHX	6.07%	38.62%	6.62%	6.38%	n/a	14.12%	2.15%
OBIOX	5.77%	49.65%	24.34%	4.22%	n/a	7.68%	1.60%
OBAOX	-5.19%	16.23%	6.64%	-0.38%	n/a	-2.03%	2.49%
*	Life of Fund returns are from commencement of operations on 01/07/87 for the Emerging Growth Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/1/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, and 02/01/08 for the Asia Opportunities Fund.
**	Expense ratio is the total net annualized fund operating expense ratio as of 12/31/12. The expense ratio gross of any fee waivers or expense reimbursement was 1.57%,2.00%, 2.43%, 2.15%,2.86% and 4.64% for the Emerging Growth, Micro-Cap, Small-Cap Opportunities, China Opportunities, International Opportunities and Asia Opportunities Fund’s, respectively. Oberweis Asset Management, Inc., the Fund’s investment advisor, has contractually agreed to reimburse Fund expenses through April 30, 2014 to the extent necessary that Total Annual Fund Operating Expenses for OBEGX, OBMCX, OBSOX, OBCHX, OBIOX and OBAOX exceed 2.00%, 2.00%, 2.00%, 2.49%, 1.60% and 2.49% of average net assets, respectively.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to

PRESIDENT’S LETTER (continued)

change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing.

The MSCI Zhong Hua Small Cap Growth Index (Net) is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding A share classes, with minimum dividends reinvested net of withholding tax.

The MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index (Net) is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes.

The Morningstar ranking is the rank of a fund among its category peers, which rank is based on a comparison of a fund’s total return performance against its peers over the stated time period.

The following tables present portfolio holdings as a percentage of net assets.

Oberweis Micro-Cap Fund
At June 30, 2013 (unaudited)

Asset Allocation
Common Stocks	94.8%
Corporate Bonds	2.6%
Real Estate Investment Trust	1.6%
Other Assets in excess of Liabilities	1.0%
100.0%

Top Holdings
Medidata Solutions, Inc.	6.2%
BOFI Hldg., Inc.	3.7%
On Assignment, Inc.	3.5%
Stamps.com, Inc.	3.2%
Web.com Group, Inc.	2.9%
Support.com, Inc.	2.8%
AdCare Health Systems, Inc.	2.6%
Datawatch Corp.	2.4%
eGain Communications Corp.	2.4%
Gentherm, Inc.	2.4%
Other Holdings	67.9%
100.0%

Top Industries
Computer Services Software & Systems	18.6%
Healthcare Services	6.8%
Computer Technology	5.9%
Back Office Support	5.7%
Banks - Diversified	5.4%
Specialty Retail	4.3%
Banks-Savings/Thrifts & Mortgage Lending	4.3%
Oil Well Equipment & Services	3.7%
Consumer Services - Misc.	3.2%
Medical & Dental Instruments & Supplies	3.0%
Other Industries	39.1%
100.0%

Oberweis Emerging Growth Fund
At June 30, 2013 (unaudited)

Asset Allocation
Common Stocks	100.1%
Real Estate Investment Trust	0.9%
Other Liabilities in excess of Assets	(1.0%)
100.0%

Top Holdings
Medidata Solutions, Inc.	5.1%
Francesca's Hldgs. Corp.	3.9%
Gulfport Energy Corp.	3.7%
Web.com Group, Inc.	3.6%
Acacia Research Corp.	3.4%
Roadrunner Transportation Systems, Inc.	2.9%
HMS Hldgs. Corp.	2.8%
Evestnet, Inc.	2.6%
Multimedia Games Hldg. Co., Inc.	2.5%
IPG Photonics Corp.	2.5%
Other Holdings	67.0%
100.0%

Top Industries
Computer Services Software & Systems	19.9%
Healthcare Services	11.5%
Back Office Support	10.3%
Oil Crude Producer	7.5%
Specialty Retail	5.5%
Computer Technology	4.9%
Electronics Components	4.8%
Truckers	2.9%
Casinos & Gambling	2.5%
Electronics	2.5%
Other Industries	27.7%
100.0%

Oberweis Small-Cap Opportunities Fund
At June 30, 2013 (unaudited)

Asset Allocation
Common Stocks	96.7%
Other Assets in excess of Liabilities	3.3%
100.0%

Top Holdings
Big 5 Sporting Goods Corp.	2.7%
Medidata Solutions, Inc.	2.6%
IPG Photonics Corp.	2.4%
InvenSense, Inc.	2.4%
Web.com Group, Inc.	2.4%
Stamps.com, Inc.	2.4%
NQ Mobile, Inc. ADR	2.3%
AVG Technologies N.V.	2.2%
HMS Hldgs. Corp.	2.1%
Francesca's Hldgs. Corp.	2.1%
Other Holdings	76.4%
100.0%

Top Industries
Computer Services Software & Systems	11.8%
Healthcare Services	9.3%
Specialty Retail	9.0%
Electronics Components	5.0%
Aerospace	4.7%
Computer Technology	4.5%
Foods	4.0%
Financial Data & Systems	3.7%
Railroad Equipment	3.1%
Truckers	3.0%
Other Industries	41.9%
100.0%

Oberweis China Opportunities Fund
At June 30, 2013 (unaudited)

Asset Allocation
Common Stocks	94.4%
Commercial Paper	4.9%
Other Assets in excess of Liabilities	0.7%
100.0%

Top Holdings
China State Construction International Hldgs. Ltd.	3.7%
China Everbright International Ltd.	3.5%
Spreadtrum Communications, Inc. ADR	3.4%
Galaxy Entertainment Group Ltd.	3.0%
Sunny Optical Technology Group Co. Ltd.	2.9%
Qihoo 360 Technology Co. Ltd.	2.8%
Great Wall Motor Co. Ltd.	2.8%
Biostime International Hldgs. Ltd.	2.8%
Anton Oilfield Services Group	2.7%
China Sanjiang Fine Chemicals Co. Ltd.	2.7%
Other Holdings	69.7%
100.0%

Top Industries
Internet Software & Services	9.3%
Software	7.4%
Energy Equipment & Services	7.2%
Food Products	6.8%
Construction & Engineering	5.7%
Household Durables	5.4%
Electronic Equipment & Instruments	5.1%
Pharmaceuticals	4.7%
Chemicals	4.3%
Hotels Restaurants & Leisure	4.0%
Other Industries	40.1%
100.0%

Oberweis International Opportunities Fund
At June 30, 2013 (unaudited)

Asset Allocation
Common Stocks	90.7%
Commercial Paper	4.5%
Other Assets in excess of Liabilities	4.8%
100.0%

Top Holdings
Teleperformance	3.4%
International Personal Finance PLC	2.6%
Ashtead Group PLC	2.4%
Enplas Corp.	2.4%
ERG SpA	2.3%
Tadano Ltd.	2.3%
UbiSoft Entertainment SA	2.3%
Duerr AG	2.3%
Babcock International Group PLC	2.2%
Thales SA	2.2%
Other Holdings	75.6%
100.0%

Top Industries
Software	9.8%
Household Durables	6.6%
Machinery	6.2%
Electronic Equipment, Instruments & Components	5.9%
Commercial Service & Supply	5.4%
Professional Services	4.5%
Oil, Gas & Consumable Fuels	4.3%
Hotels Restaurants & Leisure	4.3%
Semiconductors & Semiconductor Equipment	3.7%
Trading Companies & Distributors	3.7%
Other Industries	45.6%
100.0%

Oberweis Asia Opportunities Fund
At June 30, 2013 (unaudited)

Asset Allocation
Common Stocks	90.4%
Other Assets in excess of Liabilities	9.6%
100.0%

Top Holdings
Ezion Hldgs. Ltd.	4.6%
Spreadtrum Communications, Inc. ADR	2.8%
Tianjin Zhongxin Pharmaceutical Group Corp. Ltd.	2.6%
Bloomage Biotechnology Corp.	2.6%
Kingsoft Corp. Ltd.	2.6%
China State Construction International Hldgs. Ltd.	2.6%
Airports of Thailand PCL	2.3%
Sunny Optical Technology Group Co. Ltd.	2.2%
Honghua Group Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.2%
Other Holdings	73.3%
100.0%

Top Industries
Construction & Engineering	10.7%
Energy Equipment & Services	10.3%
Real Estate Management & Development	7.2%
Food Products	6.8%
Household Durables	6.3%
Software	5.1%
Pharmaceuticals	4.8%
Electronic Equipment, Instruments & Components	4.3%
Chemicals	3.8%
Communications Equipment	3.0%
Other Industries	37.7%
100.0%

OBERWEIS MICRO-CAP FUND
Schedule of Investments
June 30, 2013 (unaudited)

	Shares	Value
Equities – 94.8%
Auto Parts – 2.3%
Gentherm, Inc.*	27,900	$518,103
Back Office Support – 5.7%
Barrett Business Services, Inc.	9,300	485,553
On Assignment, Inc.*	28,900	772,208
		1,257,761
Banks – Diversified – 5.4%
Bryn Mawr Bank Corp.	12,300	294,339
Cardinal Financial Corp.	17,300	253,272
Eagle Bancorp, Inc.*	16,280	364,347
First Savings Financial Group, Inc.	5,000	116,700
The Bancorp, Inc.*	10,100	151,399
		1,180,057
Banks – Savings/Thrifts & Mortgage Lending – 4.3%
BOFI Hldg., Inc.*	17,576	805,332
United Financial Bancorp, Inc.	8,800	133,320
		938,652
Biotechnology – 0.7%
Ligand Pharmaceuticals, Inc.*	4,000	149,600
Commercial Finance & Mortgage Companies – 1.7%
Consumer Portfolio Services, Inc.*	51,800	380,212
Commercial Services – 2.9%
NQ Mobile, Inc. ADR*	44,600	360,368
Points International Ltd.*	12,500	269,125
		629,493
Communications – 1.4%
Datalink Corp.*	11,695	124,435
Procera Networks, Inc.*	13,400	183,982
		308,417
Computer Services Software & Systems – 18.6%
ClickSoftware Technologies Ltd.	32,800	273,552
Datawatch Corp.*	29,900	539,396
Digimarc Corp.	9,500	197,315
eGain Communications Corp.*	55,300	531,986
Ellie Mae, Inc.*	22,000	507,760
Magic Software Enterprises Ltd.	7,900	42,581

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Perficient, Inc.*	16,800	$224,112
Support.com, Inc.*	134,400	614,208
Tangoe, Inc.*	22,700	350,261
Virtusa Corp.*	7,800	172,848
Web.com Group, Inc.*	25,300	647,680
		4,101,699
Computer Technology – 5.9%
21Vianet Group, Inc. ADR*	18,400	208,472
Allot Communications Ltd.*	7,700	105,567
Immersion Corp.*	35,800	474,350
Silicom Ltd.	13,100	449,068
Streamline Health Solutions, Inc.*	8,700	57,159
		1,294,616
Consumer Services – Misc. – 3.2%
Stamps.com, Inc.*	17,700	697,203
Education Services – 1.5%
HealthStream, Inc.*	13,500	341,820
Electrical Scientific Instruments – 0.7%
TASER International, Inc.*	17,700	150,804
Electronics Components – 1.5%
Acacia Research Corp.	15,100	337,485
Healthcare Services – 6.8%
IPC The Hospitalist Co., Inc.*	2,680	137,645
Medidata Solutions, Inc.*	17,600	1,363,120
		1,500,765
Homebuilding – 0.9%
Comstock Hldg. Cos., Inc.*	70,500	195,285
Industrial Machinery – 0.8%
Manitex International, Inc.*	16,600	181,770
Insurance – Property-Casualty – 2.2%
Federated National Hldg. Co.*	2,615	25,496
HCI Group, Inc.	11,000	337,920
United Insurance Hldgs. Corp.	16,600	116,034
		479,450
Leisure Time – 0.5%
Premier Exhibitions, Inc.*	60,100	104,574

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Medical & Dental Instruments & Supplies – 3.0%
Endologix, Inc.*	34,300	$455,504
MGC Diagnostics Corp.*	8,600	71,810
Vascular Solutions, Inc.*	9,800	144,158
		671,472
Medical Equipment – 0.5%
Cynosure, Inc.*	4,000	103,920
Oil Crude Producer – 2.5%
Callon Petroleum Co.*	53,000	178,610
Panhandle Oil & Gas, Inc.	5,100	145,350
Triangle Petroleum Corp.*	33,000	231,330
		555,290
Oil Well Equipment & Services – 3.7%
Flotek Industries, Inc.*	22,100	396,474
Mitcham Industries, Inc.*	9,300	156,054
RigNet, Inc.*	10,500	267,540
		820,068
Pharmaceuticals – 1.1%
Lannett Co., Inc.*	19,700	234,627
Pollution Control – 1.3%
ADA-ES, Inc.*	6,900	290,628
Producer Durables – Misc. – 0.3%
MFRI, Inc.*	5,800	65,946
Real Estate – 2.1%
Market Leader, Inc.*	44,200	472,940
Recreational Vehicles & Boats – 0.8%
Arctic Cat, Inc.	2,700	121,446
Marine Products Corp.	5,800	46,516
		167,962
Rental & Leasing Services – Consumer – 1.8%
CAI International, Inc.*	16,600	391,262
Semiconductors & Components – 2.4%
Inphi Corp.*	32,200	354,200
MaxLinear, Inc.*	23,900	167,300
		521,500

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Specialty Retail – 4.3%
Francesca's Hldgs. Corp.*	18,000	$500,220
Tilly's, Inc.*	27,500	440,000
		940,220
Telecommunications Equipment – 0.8%
CalAmp Corp.*	12,100	176,660
Textiles – Apparel & Shoes – 1.5%
G-III Apparel Group Ltd.*	3,600	173,232
Joe's Jeans, Inc.*	97,400	159,736
		332,968
Truckers – 1.7%
Roadrunner Transportation Systems, Inc.*	13,600	378,624
Total Equities
(Cost: $13,814,265)		$20,871,853
Real Estate Investment Trust – 1.6%
PennyMac Mortgage Investment Trust	17,000	357,850
Total Real Estate Investment Trust
(Cost: $338,254)		$357,850

	Face Amount	Value
Corporate Bonds – 2.6%
Healthcare Facilities
AdCare Health Systems, Inc. (10.00%, 10/26/13)(a)	500,000	$576,270
Total Corporate Bonds
(Cost: $500,000)		$576,270
Total Investments – 99.0%
(Cost: $14,652,519)		$21,805,973
Other Assets Less Liabilities – 1.0%		226,492
Net Assets – 100%		$22,032,465

Cost of Investments is $14,686,048 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$7,456,365
Gross unrealized depreciation	(336,440)
Net unrealized appreciation	$7,119,925
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended June 30, 2013

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments
June 30, 2013 (unaudited)

	Shares	Value
Equities – 100.1%
Advertising Agency – 1.8%
ValueClick, Inc.*	49,100	$1,213,261
Asset Management & Custodian – 0.3%
Financial Engines, Inc.	4,200	191,478
Auto Parts – 2.2%
Gentherm, Inc.*	77,600	1,441,032
Back Office Support – 10.3%
ExlService Hldgs., Inc.*	46,900	1,386,364
MAXIMUS, Inc.	11,300	841,624
On Assignment, Inc.*	60,382	1,613,407
RPX Corp.*	45,900	771,120
The Advisory Board Co.*	20,700	1,131,255
WageWorks, Inc.*	28,500	981,825
		6,725,595
Banks – Diversified – 1.1%
The Bancorp, Inc.*	46,600	698,534
Banks – Savings/Thrifts & Mortgage Lending – 1.4%
Berkshire Hills Bancorp, Inc.	32,900	913,304
Biotechnology – 0.6%
Protalix BioTherapeutics, Inc.*	82,300	404,093
Casinos & Gambling – 2.5%
Multimedia Games Hldg. Co., Inc.*	62,862	1,638,812
Communications – 0.7%
Procera Networks, Inc.*	31,000	425,630
Computer Services Software & Systems – 19.9%
AVG Technologies N.V.*	80,400	1,563,780
DealerTrack Hldgs., Inc.*	36,600	1,296,738
Ellie Mae, Inc.*	57,800	1,334,024
Envestnet, Inc.*	68,100	1,675,260
Infoblox, Inc.*	13,200	386,232
Interactive Intelligence, Inc.*	25,800	1,331,280
PDF Solutions, Inc.*	40,100	739,043
Sourcefire, Inc.*	17,000	944,350
Tangoe, Inc.*	92,700	1,430,361
Web.com Group, Inc.*	91,500	2,342,400
		13,043,468

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Computer Technology – 4.9%
21Vianet Group, Inc. ADR*	126,400	$1,432,112
Stratasys, Inc.*	10,500	879,270
Synaptics, Inc.*	23,300	898,448
		3,209,830
Consumer Services – Misc. – 2.2%
51job, Inc. ADR*	14,000	945,140
Stamps.com, Inc.*	12,400	488,436
		1,433,576
Diversified Metals & Minerals – 0.5%
U.S. Silica Hldgs., Inc.	14,500	301,310
Education Services – 2.3%
Grand Canyon Education, Inc.*	37,000	1,192,510
HealthStream, Inc.*	13,900	351,948
		1,544,458
Electronics – 2.5%
IPG Photonics Corp.*	26,800	1,627,564
Electronics Components – 4.8%
Acacia Research Corp.	98,876	2,209,879
InvenSense, Inc.*	59,400	913,572
		3,123,451
Energy Equipment – 1.0%
SunPower Corp.*	31,400	649,980
Healthcare Services – 11.5%
Catamaran Corp.*	19,500	950,820
HMS Hldgs. Corp.*	78,000	1,817,400
Medidata Solutions, Inc.*	43,500	3,369,075
Omnicell, Inc.*	67,500	1,387,125
		7,524,420
Homebuilding – 1.2%
Taylor Morrison Home Corp.*	31,300	763,094
Industrial Machinery – 1.2%
Proto Labs, Inc.*	12,400	805,628
Medical & Dental Instruments & Supplies – 0.9%
Endologix, Inc.*	45,900	609,552
Medical Equipment – 1.6%
Cyberonics, Inc.*	20,300	1,054,788

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Oil Crude Producer – 7.5%
Bonanza Creek Energy, Inc.*	23,900	$847,494
Diamondback Energy, Inc.*	15,200	506,464
EPL Oil & Gas, Inc.*	18,800	551,968
Gulfport Energy Corp.*	51,800	2,439,262
Northern Oil & Gas, Inc.*	43,800	584,292
		4,929,480
Pharmaceuticals – 0.6%
Santarus, Inc.*	17,300	364,165
Photography – 0.8%
IMAX Corp.*	22,300	554,378
Recreational Vehicles & Boats – 0.7%
Winnebago Industries, Inc.*	22,300	468,077
Rental & Leasing Services – Consumer – 0.9%
CAI International, Inc.*	23,800	560,966
Semiconductors & Components – 2.4%
Ambarella, Inc.*	37,100	624,393
Spreadtrum Communications, Inc. ADR	35,600	934,500
		1,558,893
Specialty Retail – 5.5%
Francesca's Hldgs. Corp.*	91,600	2,545,564
Zumiez, Inc.*	37,800	1,086,750
		3,632,314
Textiles – Apparel & Shoes – 1.8%
G-III Apparel Group Ltd.*	10,100	486,012
Steven Madden Ltd.*	13,800	667,644
		1,153,656
Truckers – 2.9%
Roadrunner Transportation Systems, Inc.*	67,600	1,881,984
Utilities – Telecommunications – 1.6%
8x8, Inc.*	129,000	1,062,960
Total Equities
(Cost: $48,749,906)		$65,509,731
Real Estate Investment Trust – 0.9%
PennyMac Mortgage Investment Trust	26,800	564,140
Total Real Estate Investment Trust
(Cost: $603,210)		$564,140

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Total Investments – 101.0%
(Cost: $49,353,116)		$66,073,871
Other Liabilities Less Assets – (1.0%)		(625,912)
Net Assets – 100%		$65,447,959

Cost of Investments is $49,412,644 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$18,304,178
Gross unrealized depreciation	(1,642,951)
Net unrealized appreciation	$16,661,227
*	Non-income producing security during the period ended June 30, 2013

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments
June 30, 2013 (unaudited)

	Shares	Value
Equities – 96.7%
Aerospace – 4.7%
Astronics Corp.*	3,300	$134,871
HEICO Corp.*	2,600	130,962
Wesco Aircraft Hldgs., Inc.*	4,500	83,565
		349,398
Auto Parts – 1.2%
Tower International, Inc.*	4,400	87,076
Back Office Support – 1.2%
On Assignment, Inc.*	3,300	88,176
Banks – Diversified – 1.2%
PrivateBancorp, Inc.	4,200	89,145
Banks – Savings/Thrifts & Mortgage Lending – 1.1%
BOFI Hldg., Inc.*	1,800	82,476
Biotechnology – 0.9%
Albany Molecular Research, Inc.*	5,700	67,659
Commercial Services – 2.3%
NQ Mobile, Inc. ADR*	21,400	172,912
Communications – 0.7%
Finisar Corp.*	3,200	54,240
Computer Services Software & Systems – 11.8%
AVG Technologies N.V.*	8,600	167,270
Ellie Mae, Inc.*	6,400	147,712
Informatica Corp.*	3,000	104,940
NetScout Systems, Inc.*	2,400	56,016
SS&C Technologies Hldgs., Inc.*	2,900	95,410
Synchronoss Technologies, Inc.*	4,300	132,741
Web.com Group, Inc.*	7,000	179,200
		883,289
Computer Technology – 4.5%
21Vianet Group, Inc. ADR*	10,300	116,699
Immersion Corp.*	11,000	145,750
Synaptics, Inc.*	1,900	73,264
		335,713
Consumer Lending – 1.9%
Encore Capital Group, Inc.*	4,400	145,684

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Consumer Services – Misc. – 2.4%
Stamps.com, Inc.*	4,516	$177,885
Containers & Packaging – 1.6%
Crown Hldgs., Inc.*	3,000	123,390
Diversified Chemicals – 2.0%
OM Group, Inc.*	4,800	148,416
Drug & Grocery Store Chains – 1.6%
The Fresh Market, Inc.*	2,400	119,328
Electronics – 2.4%
IPG Photonics Corp.*	3,000	182,190
Electronics Components – 5.0%
Acacia Research Corp.	3,050	68,167
InvenSense, Inc.*	11,800	181,484
Methode Electronics, Inc.	7,200	122,472
		372,123
Engineering & Contracting Services – 1.3%
Furmanite Corp.*	14,600	97,674
Environmental Maintenance & Security Services – 1.9%
G&K Services, Inc.	1,400	66,640
UniFirst Corp.	800	73,000
		139,640
Financial Data & Systems – 3.7%
Advent Software, Inc.*	4,000	140,240
Cardtronics, Inc.*	1,900	52,440
Fair Isaac Corp.	1,900	87,077
		279,757
Foods – 4.0%
Annie's, Inc.*	2,300	98,302
B&G Foods, Inc.	2,800	95,340
The Hain Celestial Group, Inc.*	1,600	104,016
		297,658
Healthcare Facilities – 1.4%
AmSurg Corp.*	1,500	52,650
Universal Health Services, Inc.	800	53,568
		106,218

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Healthcare Services – 9.3%
AMN Healthcare Services, Inc.*	9,600	$137,472
Catamaran Corp.*	1,474	71,872
HMS Hldgs. Corp.*	6,900	160,770
Medidata Solutions, Inc.*	2,510	194,400
Omnicell, Inc.*	6,500	133,575
		698,089
Machinery Construction & Handling – 0.9%
Hyster-Yale Materials Handling, Inc.	1,100	69,069
Medical & Dental Instruments & Supplies – 2.0%
Cantel Medical Corp.*	2,600	88,062
The Cooper Cos., Inc.	500	59,525
		147,587
Medical Equipment – 0.9%
Cyberonics, Inc.*	1,300	67,548
Medical Services – 0.9%
PAREXEL International Corp.*	1,400	64,358
Oil Crude Producer – 0.9%
Sanchez Energy Corp.*	2,900	66,584
Oil Well Equipment & Services – 1.3%
Hornbeck Offshore Services, Inc.*	1,800	96,300
Railroad Equipment – 3.1%
Trinity Industries, Inc.	3,000	115,320
Wabtec Corp.	2,200	117,546
		232,866
Railroads – 1.2%
Genesee & Wyoming, Inc.*	1,100	93,324
Rental & Leasing – 1.6%
CAI International, Inc.*	5,000	117,850
Restaurants – 1.5%
Dunkin' Brands Group, Inc.	2,600	111,332
Semiconductors & Components – 1.6%
Diodes, Inc.*	4,700	122,059
Specialty Retail – 9.0%
Big 5 Sporting Goods Corp.	9,100	199,745
Conns, Inc.*	2,400	124,224

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Francesca's Hldgs. Corp.*	5,600	$155,624
Nu Skin Enterprises, Inc.	1,700	103,904
Penske Automotive Group, Inc.	2,900	88,566
		672,063
Textiles – Apparel & Shoes – 0.7%
Steve Madden Ltd.*	1,075	52,009
Truckers – 3.0%
Roadrunner Transportation Systems, Inc.*	5,100	141,984
Universal Truckload Services, Inc.*	3,300	79,563
		221,547
Total Equities
(Cost: $5,931,009)		$7,232,632
Total Investments – 96.7%
(Cost: $5,931,009)		$7,232,632
Other Assets Less Liabilities – 3.3%		247,008
Net Assets – 100%		$7,479,640

Cost of Investments is $5,935,131 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,370,806
Gross unrealized depreciation	(73,305)
Net unrealized appreciation	$1,297,501
*	Non-income producing security during the period ended June 30, 2013

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a)
June 30, 2013 (unaudited)

	Shares	Value
Equities – 94.4%
Auto Components – 0.8%
Xinyi Glass Hldg. Co. Ltd.	1,350,000	$1,045,732
Automobiles – 3.8%
Geely Automobile Hldgs. Ltd.	3,000,000	1,288,018
Great Wall Motor Co. Ltd.	860,000	3,680,500
		4,968,518
Capital Markets – 1.3%
Haitong Securities Co. Ltd.*	300,000	360,622
Noah Hldgs. Ltd.	150,000	1,330,500
		1,691,122
Chemicals – 4.3%
Bloomage Biotechnology Corp.	1,600,000	2,044,326
China Sanjiang Fine Chemicals Co. Ltd.	7,400,000	3,553,595
		5,597,921
Commercial Service & Supply – 3.5%
China Everbright International Ltd.	6,000,000	4,616,831
Communications Equipment – 3.1%
AAC Technologies Hldgs., Inc.	400,000	2,244,174
China Wireless Technologies, Inc.	4,800,000	1,805,670
		4,049,844
Construction & Engineering – 5.7%
China Machinery Engineering Corp.	1,700,000	916,905
China Singyes Solar Technologies Hldgs. Ltd.	1,400,000	1,465,739
China State Construction International Hldgs. Ltd.	3,100,000	4,800,901
Louis XIII Hldgs. Ltd.*	400,000	309,908
		7,493,453
Containers & Packaging – 0.7%
CPMC Hldgs. Ltd.	1,200,000	865,966
Diversified Consumer Services – 0.2%
New Oriental Education & Technology Group, Inc. ADR*	10,000	221,500
Diversified Telecommunication Services – 1.4%
CITIC Telecom International Hldgs. Ltd.	6,188,098	1,849,943
Electrical Equipment – 1.9%
Boer Power Hldgs. Ltd.	2,000,000	1,281,727
Wasion Group Hldgs. Ltd.	1,900,000	1,170,582
		2,452,309

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2013 (unaudited)

	Shares	Value
Electronic Equipment & Instruments – 5.1%
Sunny Optical Technology Group Co. Ltd.	3,200,000	$3,831,740
Truly International Hldgs. Ltd.	5,750,000	2,834,040
		6,665,780
Energy Equipment & Services – 7.2%
Anton Oilfield Services Group	5,000,000	3,584,598
Chu Kong Petroleum & Natural Gas Steel Pipe Hldgs. Ltd.	1,500,000	423,441
Hilong Hldg. Ltd.*	2,700,000	1,580,886
Honghua Group Ltd.	7,500,000	2,556,794
Jutal Offshore Oil Services Ltd.	6,000,000	1,282,681
		9,428,400
Food Products – 6.8%
Biostime International Hldgs. Ltd.	650,000	3,634,824
China Minzhong Food Corp. Ltd.*	500,000	409,783
China Modern Dairy Hldgs. Ltd.*	5,300,000	1,508,458
Sino Grandness Food Industry Group Ltd.*	1,500,000	1,512,308
Yashili International Hldgs. Ltd.	4,000,000	1,769,704
		8,835,077
Food & Staples Retailing – 0.0%
FU JI Food & Catering Services Hldgs. Ltd.*	132,500	—
Gas Utilities – 1.2%
China Gas Hldgs. Ltd.	1,600,000	1,626,261
Healthcare Equipment & Supplies – 0.8%
China Medical System Hldgs. Ltd.	1,200,000	1,068,197
Hotels Restaurants & Leisure – 4.0%
China Lodging Group, Ltd.*	80,000	1,280,000
Galaxy Entertainment Group Ltd.*	800,000	3,885,922
		5,165,922
Household Durables – 5.4%
Fujikon Industrial Hldgs. Ltd.*	4,400,000	1,600,000
Man Wah Hldgs. Ltd.*	1,950,000	2,430,555
Techtronic Industries Co. Ltd.	1,300,000	3,086,203
		7,116,758
Independent Power Producers & Energy Traders – 2.1%
China Suntien Green Energy Corp.*	1,500,000	547,292
Huaneng Renewables Corp. Ltd.	6,000,000	2,157,141
		2,704,433

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2013 (unaudited)

	Shares	Value
Information Technology Services – 1.3%
51Job, Inc. ADR*	25,000	$1,687,750
Internet & Catolog Retail – 2.6%
E-Commerce China Dangdang, Inc.*	159,500	1,106,930
Vipshop Hldgs. Ltd.*	79,700	2,324,052
		3,430,982
Internet Software & Services – 9.3%
21Vianet Group, Inc. ADR*	250,000	2,832,500
Bitauto Hldgs. Ltd.*	40,000	438,800
NetEase.com, Inc. ADR	50,000	3,158,500
Qihoo 360 Technology Co. Ltd.*	80,000	3,693,600
SINA Corp.*	20,000	1,114,600
Youku.com, Inc. ADR*	40,000	767,600
YY, Inc.*	6,900	185,127
		12,190,727
Machinery – 2.5%
CIMC Enric Hldgs. Ltd.	1,800,000	2,781,076
Ka Shui International Hldgs. Ltd.*	1,570,000	454,436
		3,235,512
Paper & Forest Products – 0.0%
China Forestry Hldgs. Ltd.*	5,760,000	—
Personal Products – 1.1%
Prince Frog International Hldgs. Ltd.	2,000,000	1,374,247
Pharmaceuticals – 4.7%
Lijun International Pharmaceutical Hldg. Co. Ltd.	2,500,000	789,540
Shandong Luoxin Pharmacy Stock Co. Ltd.	1,400,000	1,350,488
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.*	200,000	324,697
Tianjin Zhongxin Pharmaceutical Group Corp. Ltd.*	2,100,000	2,282,700
Winteam Pharmaceutical Group Ltd.*	3,000,000	1,332,577
		6,080,002
Real Estate Management & Development – 1.4%
Central China Real Estate Ltd.	3,000,000	854,424
China Overseas Grand Ocean Group Ltd.	800,000	1,013,396
		1,867,820
Semiconductor & Semiconductor Equipment – 3.4%
Spreadtrum Communications, Inc. ADR	169,800	4,457,250

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2013 (unaudited)

	Shares	Value
Software – 7.4%
Kingsoft Corp. Ltd.	2,100,000	$3,453,286
NetDragon Websoft, Inc.	1,400,000	3,491,092
NQ Mobile, Inc. ADR*	335,000	2,706,800
		9,651,178
Specialty Retail – 0.4%
Luk Fook Hldgs. (International) Ltd.*	250,000	575,408
Textile Apparel & Luxury Goods – 1.0%
Texhong Textile Group Ltd.	1,050,000	1,345,705
Total Equities
(Cost: $95,618,656)		$123,360,548

	Face Amount	Value
Commercial Paper – 4.9%
Prudential Financial
0.30% due 7/01/2013	6,400,000	$6,400,000
Total Commercial Paper
(Cost: $6,400,000)		$6,400,000
Total Investments – 99.3%
(Cost: $102,018,656)		$129,760,548

Other Assets Less Liabilities – 0.7%		871,229

Net Assets – 100%		$130,631,777

Cost of Investments is $102,490,110 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$34,885,361
Gross unrealized depreciation	(7,614,923)
Net unrealized appreciation	$27,270,438
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended June 30, 2013

ADR — American depositary receipt

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China and Hong Kong)	92.9%
Singapore	1.5%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments
June 30, 2013 (unaudited)

	Shares	Value
Equities – 90.7%
Australia – 0.7%
Ainsworth Game Technology Ltd.	94,205	$347,216
Canada – 4.3%
Avigilon Corp.*	18,800	289,052
Continental Gold Ltd.*	82,500	258,867
DeeThree Exploration Ltd.*	135,300	977,731
Stantec, Inc.	13,400	565,713
		2,091,363
China – 10.6%
Anton Oilfield Services Group	320,000	231,044
Biostime International Hldgs. Ltd.	152,000	852,490
China Gas Hldgs. Ltd.	376,000	384,430
Hilong Hldg. Ltd.*	1,368,000	804,281
Honghua Group Ltd.	1,857,000	639,263
Kingsoft Corp. Ltd.	592,000	978,512
Spreadtrum Communications, Inc. ADR*	32,700	858,375
Sunny Optical Technology Group Co. Ltd.	393,000	474,269
		5,222,664
Denmark – 6.8%
Auriga Industries A/S*	22,700	637,807
GN Store Nord A/S	52,300	988,480
Pandora A/S	24,700	837,113
SimCorp A/S	30,300	898,937
		3,362,337
Finland – 2.0%
Huhtamaki OYJ	29,300	544,203
Outotec OYJ	38,300	459,121
		1,003,324
France – 7.9%
Teleperformance	34,500	1,660,562
Thales SA	23,300	1,087,970
UbiSoft Entertainment SA*	84,700	1,109,049
		3,857,581
Germany – 6.2%
Aurelius AG	14,548	349,546
Deutsche Wohnen AG	36,613	621,654
Duerr AG	18,374	1,108,586

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Freenet AG	23,200	$506,698
KUKA AG	10,700	452,414
		3,038,898
Hong Kong – 5.2%
AAC Technologies Hldgs., Inc.	110,500	624,012
Man Wah Hldgs. Ltd.*	763,200	957,432
Truly International Hldgs. Ltd.	1,946,000	963,453
		2,544,897
Italy – 3.7%
De'Longhi SpA	44,400	694,057
ERG SpA	122,200	1,141,997
		1,836,054
Japan – 13.9%
CMIC Hldgs. Co. Ltd.*	13,400	274,945
Enish, Inc.*	19,000	848,659
Enplas Corp.*	15,900	1,176,709
Kanamoto Co. Ltd.	21,000	419,449
Odelic Co. Ltd.	11,400	463,793
Sanix, Inc.*	51,900	695,977
Showa Corp.*	59,400	765,408
Tadano Ltd.	87,000	1,114,035
TS Tech Co. Ltd.	16,000	508,167
Tsumura & Co.	18,100	533,620
		6,800,762
Norway – 0.2%
Norwegian Air Shuttle ASA*	2,000	87,383
Singapore – 1.2%
OSIM International Ltd.	278,000	430,982
Tat Hong Hldgs. Ltd.*	181,000	179,929
		610,911
Sweden – 2.7%
Hexpol AB	7,100	462,668
Intrum Justitia AB*	42,100	863,208
		1,325,876
United Kingdom – 25.3%
888 Hldgs. PLC	318,600	715,215
Ashtead Group PLC	121,900	1,196,752
Babcock International Group PLC	65,500	1,098,806

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

	Shares	Value
Barratt Developments PLC*	217,000	$1,021,798
Bellway PLC	28,100	542,768
Bodycote PLC	43,800	349,068
Britvic PLC	111,000	866,053
CSR PLC	118,700	973,069
easyJet PLC	48,100	948,100
Galliford Try PLC	21,900	311,263
Intermediate Capital Group PLC	158,800	1,050,375
International Personal Finance PLC	169,730	1,288,141
Micro Focus International PLC	91,018	982,856
Thomas Cook Group PLC*	133,700	262,926
William Hill PLC	118,177	792,460
		12,399,650
Total Equities
(Cost: $41,122,198)		$44,528,916

	Face Amount	Value
Commercial Paper – 4.5%
Prudential Financial
0.30% due 7/01/2013	2,200,000	$2,200,000
Total Commercial Paper
(Cost: $2,200,000)		$2,200,000
Total Investments – 95.2%
(Cost: $43,322,198)		$46,728,916

Other Assets Less Liabilities – 4.8%		2,345,943

Net Assets – 100%		$49,074,859

Cost of investments is $43,471,897 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,201,543
Gross unrealized depreciation	(1,944,524)
Net unrealized appreciation	$3,257,019
*	Non-income producing security during the period ended June 30, 2013

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2013 (unaudited)

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	16.0%
Consumer Staples	3.5%
Energy	7.7%
Financials	6.7%
Health Care	3.7%
Industrials	26.6%
Information Technology	20.8%
Materials	3.9%
Telecommunications Service	1.0%
Utilities	0.8%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a)
June 30, 2013 (unaudited)

	Shares	Value
Equities – 90.4%
Australia – 0.5%
Atlas Iron Ltd.	20,000	$13,583
Karoon Gas Australia Ltd.	3,000	13,961
		27,544
China – 35.8%
Anton Oilfield Services Group	100,000	71,692
Baidu.com, Inc. ADR*	300	28,359
Biostime International Hldgs. Ltd.	18,000	100,657
Bloomage Biotechnology Corp.	110,000	140,547
China Medical System Hldgs. Ltd.	50,000	44,508
China Modern Dairy Hldgs. Ltd.*	150,000	42,692
China Overseas Grand Ocean Group Ltd.	30,000	38,002
China Singyes Solar Technologies Hldgs. Ltd.	100,000	104,696
China State Construction International Hldgs. Ltd.	90,000	139,381
China Wireless Technologies, Inc.	192,000	72,227
CIMC Enric Hldgs. Ltd.	64,000	98,883
E-Commerce China Dangdang, Inc.*	14,800	102,712
Great Wall Motor Co. Ltd.	20,000	85,593
Hilong Hldg. Ltd.*	190,000	111,247
Honghua Group Ltd.	350,000	119,317
Kingsoft Corp. Ltd.	85,000	139,776
Spreadtrum Communications, Inc. ADR*	5,700	149,625
Sunny Optical Technology Group Co. Ltd.	100,000	119,742
Tianjin Zhongxin Pharmaceutical Group Corp. Ltd.*	130,000	141,310
Winteam Pharmaceutical Group Ltd.*	170,000	75,513
		1,926,479
Hong Kong – 13.0%
AAC Technologies Hldgs., Inc.	16,000	89,767
CITIC Telecom International Hldgs. Ltd.	360,167	107,672
Fujikon Industrial Hldgs. Ltd.*	230,000	83,636
Galaxy Entertainment Group Ltd.*	20,000	97,148
Man Wah Hldgs. Ltd.*	70,000	87,251
Techtronic Industries Co. Ltd.	50,000	118,700
Truly International Hldgs. Ltd.	230,000	113,362
		697,536
India – 4.0%
Havells India Ltd.	3,000	36,980
Ipca Laboratories Ltd.*	4,000	43,979

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2013 (unaudited)

	Shares	Value
McLeod Russel (India) Ltd.*	12,000	$58,290
Yes Bank Ltd.	10,000	77,303
		216,552
Indonesia – 9.9%
PT Akasha Wira International TBK*	160,000	56,231
PT Bumi Serpong Damai	350,000	63,098
PT Ciputra Property TBK	800,000	95,439
PT Global Mediacom TBK*	300,000	64,563
PT Kawasan Industri Jababeka TBK*	1,500,000	53,359
PT Mitra Adiperkasa TBK*	40,000	28,083
PT Pakuwon Jati TBK*	1,500,000	51,931
PT Waskita Karya Persero TBK*	1,000,000	77,158
PT Wijaya Karya Persero TBK	200,000	41,171
		531,033
Japan – 2.9%
Hajime Construction Co. Ltd.*	900	50,150
JTEKT Corp.*	3,500	39,231
Sanix, Inc.*	3,500	46,878
Wacom Co. Ltd.	2,000	22,108
		158,367
Philippines – 1.2%
Metropolitan Bank & Trust Co.	15,000	38,372
Puregold Price Club, Inc.*	30,000	25,184
		63,556
Singapore – 9.8%
Ezion Hldgs. Ltd.	150,000	250,118
Sino Grandness Food Industry Group Ltd.*	100,000	100,821
Super Group Ltd.	18,000	63,153
Yoma Strategic Hldgs. Ltd.*	90,000	64,431
Yongnam Hldgs. Ltd.*	180,000	48,852
		527,375
South Korea – 5.0%
AJ Rent A Car Co. Ltd.*	4,000	39,492
Com2uS Corp.	1,500	43,630
Easy Bio, Inc.*	15,000	64,957
Medy-Tox, Inc.	300	26,272
Wemade Entertainment Co. Ltd.*	2,000	93,564
		267,915

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a) (continued)
June 30, 2013 (unaudited)

	Shares	Value
Thailand – 8.3%
Airports of Thailand PCL*	23,000	$124,296
AP Thailand PCL	100,000	20,867
Central Plaza Hotel PCL	60,000	63,990
Home Product Center PCL	200,000	73,849
Quality Houses PCL	200,000	19,857
Sino Thai Engineering & Construction PCL	100,001	62,477
Ticon Industrial Connection PCL	80,000	46,432
Toyo-Thai Corp. PCL*	35,000	37,262
		449,030
Total Equities
(Cost: $4,440,567)		$4,865,387
Total Investments – 90.4%
(Cost: $4,440,567)		$4,865,387

Other Asset Less Liabilities – 9.6%		518,097

Net Assets – 100%		$5,383,484

Cost of Investments is $4,453,662 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$732,955
Gross unrealized depreciation	(321,230)
Net unrealized appreciation	$411,725
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended June 30, 2013

ADR — American depositary receipt

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	16.6%
Consumer Staples	8.3%
Energy	10.5%
Financials	9.4%
Health Care	6.2%
Industrials	17.1%
Information Technology	16.2%
Materials	4.1%
Telecommunication Service	2.0%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities
June 30, 2013 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Assets:
Investment securities at value(a)	$21,805,973	$66,073,871	$7,232,632
Cash	—	—	60,964
Receivable from securities sold	495,212	1,085,074	197,356
Dividends and interest receivable	13,000	2,248	842
Prepaid expenses	10,521	16,192	7,750
Total Assets	22,324,706	67,177,385	7,499,544
Liabilities:
Payable to custodian bank	116,705	1,399,695	—
Payable for securities purchased	121,178	217,155	—
Payable to advisor (see note 2)	20,787	44,277	1,706
Payable to distributor	4,475	13,194	1,528
Accrued expenses	29,096	55,105	16,670
Total Liabilities	292,241	1,729,426	19,904
Net Assets	$22,032,465	$65,447,959	$7,479,640
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	1,482,772	2,764,569	540,638
Net asset value, offering price and redemption price	$14.86	$23.67	$13.83
Analysis of net assets:
Capital	$19,492,499	$63,664,716	$6,062,359
Accumulated net investment loss	(129,915)	(411,503)	(62,431)
Accumulated net realized gains (losses) on investments	(4,483,572)	(14,526,009)	178,089
Net unrealized appreciation/depreciation of investments	7,153,453	16,720,755	1,301,623
Net Assets	$22,032,465	$65,447,959	$7,479,640
(a) Investment securities at cost	$14,652,519	$49,353,116	$5,931,009

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities (continued)
June 30, 2013 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$129,760,548	$46,728,916	$4,865,387
Cash	1,108,316	3,134,076	586,311
Receivable from securities sold	767,838	60,347	112,046
Other assets	—	—	25,981
Dividends and interest receivable	633,228	108,227	5,678
Prepaid expenses	16,181	11,367	10,732
Total Assets	132,286,111	50,042,933	5,606,135
Liabilities:
Payable for securities purchased	1,343,251	896,216	185,138
Payable to advisor (see note 2)	139,708	5,463	—
Payable to distributor	27,942	9,948	1,172
Accrued expenses	143,433	56,447	36,341
Total Liabilities	1,654,334	968,074	222,651
Net Assets	$130,631,777	$49,074,859	$5,383,484
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	9,971,949	3,186,912	601,571
Net asset value, offering price and redemption price	$13.10	$15.40	$8.95
Analysis of net assets:
Capital	$104,544,847	$48,129,926	$6,913,845
Accumulated net investment gain (loss)	156,783	153,328	(41,673)
Accumulated net realized losses on investments and foreign currency transactions	(1,811,883)	(2,613,473)	(1,913,897)
Net unrealized appreciation/depreciation of investments and translation of assets and liabilities denominated in foreign currencies	27,742,030	3,405,078	425,209
Net Assets	$130,631,777	$49,074,859	$5,383,484
(a) Investment securities at cost	$102,018,656	$43,322,198	$4,440,567

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations
Period Ended June 30, 2013 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Investment Income:
Interest	$25,000	$81	$—
Dividends(a)	52,231	68,260	11,129
Total Income	77,231	68,341	11,129
Expenses:
Investment advisory fees (see note 2)	62,137	135,294	14,725
Management fees (see note 2)	41,424	122,896	14,725
Distribution fees and shareholder services (see note 2)	25,890	76,810	9,203
Transfer agent fees and expenses	21,787	50,216	14,120
Custodian fees and expenses	28,141	31,710	23,835
Federal and state registration fees	9,705	10,750	10,047
Other	19,581	52,182	6,703
Total expenses before reimbursed expenses	208,665	479,858	93,358
Earnings credit (see note 5)	16	14	23
Expense reimbursement (see note 2)	1,503	—	19,775
Total Expenses	207,146	479,844	73,560
Net Investment Loss	(129,915)	(411,503)	(62,431)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gain on investment transactions	1,456,123	4,938,778	569,422
Change in unrealized appreciation/depreciation on investments	2,829,120	6,878,541	493,685
Net realized/unrealized gains on investments	4,285,243	11,817,319	1,063,107
Net increase in net assets resulting from operations	$4,155,328	$11,405,816	$1,000,676
(a)	Dividends are net of foreign withholding tax of $2,009, $0 and $0 for the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, respectively

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations (continued)
Period Ended June 30, 2013 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$7,526	$762	$—
Dividends(a)	1,663,612	458,895	42,344
Total Income	1,671,138	459,657	42,344
Expenses:
Investment advisory fees (see note 2)	829,222	206,458	38,045
Distribution fees and shareholder services (see note 2)	165,844	41,292	7,609
Transfer agent fees and expenses	133,558	37,637	13,217
Custodian fees and expenses	156,011	84,886	91,748
Federal and state registration fees	11,677	9,786	10,448
Other	110,775	24,231	6,024
Total expenses before reimbursed expenses	1,407,087	404,290	167,091
Earnings credit (see note 5)	258	699	86
Expense reimbursement (see note 2)	—	138,608	91,210
Total Expenses	1,406,829	264,983	75,795
Net Investment Income (Loss)	264,309	194,674	(33,451)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	15,042,204	3,757,839	889,889
Net realized losses on foreign currency transactions	(12,646)	(3,395)	(3,892)
Net realized gains on investment and foreign currency transactions	15,029,558	3,754,444	885,997
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,870,973	726,263	(758,638)
Net realized/unrealized gains on investments and foreign currencies	20,900,531	4,480,707	127,359
Net increase in net assets resulting from operations	$21,164,840	$4,675,381	$93,908
(a)	Dividends are net of foreign withholding tax of $20,100, $47,186, and $3,034 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
From Operations:
Net investment loss	$(129,915)	$(270,778)
Net realized gain on investment transactions	1,456,123	900,558
Change in net unrealized appreciation (depreciation) of investments	2,829,120	1,085,955
Net increase in net assets resulting from operations	4,155,328	1,715,735
From Capital Share Transactions:
Proceeds from sale of shares	288,373	472,083
Redemption of shares	(1,956,653)	(3,782,824)
Net decrease from capital share transactions	(1,668,280)	(3,310,741)
Total increase (decrease) in net assets	2,487,048	(1,595,006)
Net Assets:
Beginning of period	19,545,417	21,140,423
End of period	$22,032,465	$19,545,417
Accumulated Net Investment Loss	$(129,915)	$(270,772)
Transactions in Shares:
Shares sold	21,107	39,642
Less shares redeemed	(145,150)	(320,093)
Net decrease from capital share transactions	(124,043)	(280,451)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	Emerging Growth Fund
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
From Operations:
Net investment loss	$(411,503)	$(881,599)
Net realized gain on investment transactions	4,938,778	1,129,380
Change in net unrealized appreciation (depreciation) of investments	6,878,541	4,600,034
Net increase in net assets resulting from operations	11,405,816	4,847,815
From Capital Share Transactions:
Proceeds from sale of shares	2,034,654	5,067,881
Redemption of shares	(6,436,627)	(11,612,374)
Net decrease from capital share transactions	(4,401,973)	(6,544,493)
Total increase (decrease) in net assets	7,003,843	(1,696,678)
Net Assets:
Beginning of period	58,444,116	60,140,794
End of period	$65,447,959	$58,444,116
Accumulated Net Investment Loss	$(411,503)	$(881,582)
Transactions in Shares:
Shares sold	92,720	257,078
Less shares redeemed	(297,586)	(590,066)
Net decrease from capital share transactions	(204,866)	(332,988)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
From Operations:
Net investment loss	$(62,431)	$(126,209)
Net realized gains on investment transactions	569,422	599,015
Change in net unrealized appreciation (depreciation) of investments	493,685	151,099
Net increase in net assets resulting from operations	1,000,676	623,905
From Capital Share Transactions:
Proceeds from sale of shares	110,185	309,070
Redemption of shares	(928,930)	(1,214,670)
Net decrease from capital share transactions	(818,745)	(905,600)
Total increase (decrease) in net assets	181,931	(281,695)
Net Assets:
Beginning of period	7,297,709	7,579,404
End of period	$7,479,640	$7,297,709
Accumulated Net Investment Loss	$(62,431)	$(126,206)
Transactions in Shares:
Shares sold	8,554	25,517
Less shares redeemed	(72,173)	(100,251)
Net decrease from capital share transactions	(63,619)	(74,734)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
From Operations:
Net investment income (loss)	$264,309	$(192,842)
Net realized gain (loss) on investments and foreign currency transactions	15,029,558	(11,791,400)
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	5,870,973	41,669,555
Net increase in net assets resulting from operations	21,164,840	29,685,313
From Capital Share Transactions:
Proceeds from sale of shares	14,849,216	9,263,157
Redemption of shares	(25,322,038)	(38,827,568)
Net decrease from capital share transactions	(10,472,822)	(29,564,411)
Total increase in net assets	10,692,018	120,902
Net Assets:
Beginning of period	119,939,759	119,818,857
End of period	$130,631,777	$119,939,759
Accumulated Net Investment Income (Loss)	$156,783	$(779,570)
Transactions in Shares:
Shares sold	1,210,011	929,860
Less shares redeemed	(2,020,407)	(3,918,462)
Net decrease from capital share transactions	(810,396)	(2,988,602)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
From Operations:
Net investment income	$194,674	$150,479
Net realized gains on investments and foreign currency transactions	3,754,444	2,272,408
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	726,263	2,471,903
Net increase in net assets resulting from operations	4,675,381	4,894,790
From Dividends:
Dividends from net investment income	—	(332,920)
From Capital Share Transactions:
Proceeds from sale of shares	27,689,819	3,606,079
Proceeds from reinvestment of dividends	—	283,465
Redemption of shares	(4,041,166)	(2,930,718)
Net increase from capital share transactions	23,648,653	958,826
Total increase in net assets	28,324,034	5,520,696
Net Assets:
Beginning of period	20,750,825	15,230,129
End of period	$49,074,859	$20,750,825
Accumulated Net Investment Income (Loss)	$153,328	$(303,163)
Transactions in Shares:
Shares sold	1,833,280	301,060
Shares issued in reinvestment of distributions	—	22,533
Less shares redeemed	(274,815)	(258,614)
Net increase from capital share transactions	1,558,465	64,979

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets (continued)

	Asia Opportunities Fund
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
From Operations:
Net investment loss	$(33,451)	$(43,037)
Net realized gain (loss) on investments and foreign currency transactions	885,997	(19,665)
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	(758,638)	1,020,593
Net increase in net assets resulting from operations	93,908	957,891
From Capital Share Transactions:
Proceeds from sale of shares	198,679	141,736
Redemption of shares	(965,781)	(1,472,550)
Net decrease from capital share transactions	(767,102)	(1,330,814)
Total decrease in net assets	(673,194)	(372,923)
Net Assets:
Beginning of period	6,056,678	6,429,601
End of period	$5,383,484	$6,056,678
Accumulated Net Investment Loss	$(41,673)	$(64,339)
Transactions in Shares:
Shares sold	20,953	17,241
Less shares redeemed	(102,311)	(183,311)
Net decrease from capital share transactions	(81,358)	(166,070)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements
June 30, 2013

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”).

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2013

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2013:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$20,871,853	$65,509,731	$7,232,632
REIT	357,850	564,140	—
Total Level 1	21,229,703	66,073,871	7,232,632
Level 2 – Equities	—	—	—
Corporate Bonds	576,270	—	—
Total Level 2	576,270	—	—
Level 3	—	—	—
Total Investments	$21,805,973	$66,073,871	$7,232,632

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 - Equities
Total Asia	$29,349,836	$15,179,234	$421,243
Total Australia	—	347,216	—
Total Europe	—	26,911,103	—
Total North America	—	2,091,363	—
Total Level 1	29,349,836	44,528,916	421,243
Level 2 - Equities
Total Asia	94,010,712	—	4,416,600
Total Australia	—	—	27,544
Total Europe	—	—	—
Total North America	—	—	—
Total Commercial Paper	6,400,000	2,200,000	—
Total Level 2	100,410,712	2,200,000	4,444,144
Level 3	—	—	—
Total Investments	$129,760,548	$46,728,916	$4,865,387

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2013

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

The Micro-Cap Fund holds a corporate bond with a convertible feature. The value of this security is determined based on multiple factors, including the performance of the underlying stock, its volatility, and coupon rate.

Significant transfers between Levels 1 and 2 included securities valued at $2,961,161, $17,684,603, and $993,042 at June 30, 2013 respectively for the China Opportunities Fund, International Opportunities Fund, and the Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at June 30, 2013.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2013

accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2013. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP, and the use of the tax accounting practice known as equalization.

In addition to the requirements of the Code, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The funds that invest in Indian securities accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. As of June 30, 2013, the Oberweis Asia Opportunities Fund has recorded a payable of $0 as an estimate for potential future India capital gains taxes, which is included in the net unrealized appreciation of investments and translation of assets and liabilities denominated in the foreign currencies line of the Statement of Assets and Liabilities.

For the period ended June 30, 2013, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Funds’ net assets.

As of June 30, 2013, the China Opportunities Fund and the International Opportunities Fund had a tax basis in undistributed net investment income of $936,127 and $296,324. No other Funds had undistributed net investment income or net short-term or net long-term capital gains from the prior calendar year.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2013

As of June 30, 2013, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations through the following year ends:

	2016	2017	Not Subject to Expiration
Micro-Cap Fund	$2,885,816	$2,989,022	$—
Emerging Growth Fund	$—	$17,736,174	$1,289,064
Small-Cap Opportunities Fund	$—	$342,042	$—
China Opportunities Fund	$—	$—	$16,049,598
International Opportunities Fund	$—	$6,283,387	$—
Asia Opportunities Fund	$899,557	$1,710,212	$185,767

Post-October capital losses and qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2012, the following Funds deferred to January 1, 2013 post-October capital losses:

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Post-October Capital Losses	Qualified Late-Year Losses
Micro-Cap Fund	$27,749	$—
Emerging Growth Fund	$326,442	$—
Small-Cap Opportunities Fund	$39,384	$—
China Opportunities Fund	$288,214	$—
International Opportunities Fund	$—	$—
Asia Opportunities Fund	$—	$2,607

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2013, open Federal tax years include the tax years ended 2009 through 2013. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2013

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2013, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $62,137, $135,294, and $14,725, respectively. For the period ended June 30, 2013, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $829,222, $206,458 and $38,045, respectively.

Management agreement.  For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2013, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $41,424, $122,896, and $14,725, respectively.

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2013

the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. OAM is also contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2013 OAM reimbursed the Micro-Cap Fund, the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund in the amount of $1,503, $19,775, $138,608 and $91,210, respectively.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2013, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2013, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $25,890, $76,810, $9,203, $165,844, $41,292, and $7,609, respectively.

Affiliated Commissions.  For the period ended June 30, 2013, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2013, other than options written and money market investments, aggregated $4,064,113 and $6,034,138, respectively, for the Micro-Cap Fund, $16,700,233 and $21,881,028, respectively, for the Emerging Growth Fund, $4,844,644 and $5,949,009, respectively, for the Small-Cap Opportunities Fund, $82,748,363 and $100,441,852, respectively, for the China Opportunities Fund, $48,058,990 and $28,286,335, respectively, for the International Opportunities Fund and $7,424,324 and $8,647,646, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2013.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2013

gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2013.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $193, $291, $22, $57,421, $18,629, and $59, respectively, for the period ended June 30, 2013, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2013, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $16, $14, $23, $258, $699, and $86, respectively. During the period ended June 30, 2013, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $305, $4,782, $164, $225, $0 and $18, respectively, which is included in custodian fees and expenses in the statement of operations.

6. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no significant events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Six Months Ended June 30, 2013 (unaudited)		Years Ended December 31,
			2012	2011	2010	2009	2008
Net asset value at beginning of period	$12.16		$11.20	$12.18	$10.40	$6.95	$15.56
Income (loss) from investment operations:
Net investment loss(a)	(.08)		(.16)	(.18)	(.17)	(.15)	(.17)
Net realized and unrealized gain (loss) on investments	2.78		1.12	(.80)	1.95	3.60	(8.10)
Total from investment operations	2.70		.96	(.98)	1.78	3.45	(8.27)
Redemption Fees(a)(e)	—		—	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		—	—	—	—	(.34)
Net asset value at end of period	$14.86		$12.16	$11.20	$12.18	$10.40	$6.95
Total Return (%)	22.20	(d)	8.57	(8.05)	17.12	49.64	(52.98)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$22,032		$19,545	$21,140	$26,619	$26,967	$21,383
Ratio of gross expenses to average net assets (%)	2.02	(c)	2.00	1.91	1.89	1.99	1.69
Ratio of net expenses to average net assets (%)(b)	2.00	(c)	2.00	1.91	1.89	1.99	1.68
Ratio of net investment loss to average net assets (%)	(1.26	)(c)	(1.31)	(1.53)	(1.68)	(1.81)	(1.53)
Portfolio turnover rate (%)	20	(d)	48	62	85	92	81

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not annualized.
(e)	Amount represents less than $.01 per share.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Six Months Ended June 30, 2013 (unaudited)		Years Ended December 31,
			2012	2011	2010	2009	2008
Net asset value at beginning of period	$19.68		$18.21	$20.59	$16.24	$10.69	$25.80
Income (loss) from investment operations:
Net investment loss(a)	(.14)		(.28)	(.29)	(.23)	(.18)	(.22)
Net realized and unrealized gain (loss) on investments	4.13		1.75	(2.11)	4.58	5.73	(14.51)
Total from investment operations	3.99		1.47	(2.40)	4.35	5.55	(14.73)
Redemption Fees(a)	—	(e)	— (e)	0.02	— (e)	— (e)	— (e)
Less distributions:
Distribution from net realized gains on investments	—		—	—	—	—	(.38)
Net asset value at end of period	$23.67		$19.68	$18.21	$20.59	$16.24	$10.69
Total Return (%)	20.27	(d)	8.07	(11.56)	26.79	51.92	(57.00)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$65,448		$58,444	$60,141	$99,013	$117,388	$81,738
Ratio of gross expenses to average net assets (%)	1.57	(c)	1.57	1.47	1.39	1.52	1.40
Ratio of net expenses to average net assets (%)(b)	1.57	(c)	1.57	1.47	1.39	1.52	1.40
Ratio of net investment loss to average net assets (%)	(1.34	)(c)	(1.43)	(1.39)	(1.30)	(1.43)	(1.28)
Portfolio turnover rate (%)	27	(d)	54	85	104	97	89

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.
(c)	Annualized.
(d)	Not annualized.
(e)	Amount represents less than $.01 per share.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2013 (unaudited)		Years Ended December 31,
			2012	2011	2010	2009	2008
Net asset value at beginning of period	$12.08		$11.16	$11.61	$9.09	$5.56	$15.55
Income (loss) from investment operations:
Net investment loss(a)	(.11)		(.20)	(.22)	(.17)	(.14)	(.22)
Net realized and unrealized gain (loss) on investments	1.86		1.12	(.23)	2.69	3.66	(8.81)
Total from investment operations	1.75		.92	(.45)	2.52	3.52	(9.03)
Redemption Fees(a)	—	(e)	— (e)	— (e)	— (e)	.01	— (e)
Less distributions:
Distribution from net realized gains on investments	—		—	—	—	—	(.96)
Net asset value at end of period	$13.83		$12.08	$11.16	$11.61	$9.09	$5.56
Total Return (%)	14.49	(d)	8.24	(3.88)	27.72	63.49	(57.66)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$7,480		$7,298	$7,579	$7,961	$6,575	$4,232
Ratio of gross expenses to average net assets (%)	2.55	(c)	2.43	2.33	2.47	2.95	2.14
Ratio of net expenses to average net assets (%)(b)	2.00	(c)	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.70	)(c)	(1.61)	(1.87)	(1.80)	(1.92)	(1.94)
Portfolio turnover rate (%)	67	(d)	99	129	165	212	162

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not annualized.
(e)	Amount represents less than $.01 per share.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Six Months Ended June 30, 2013 (unaudited)		Years Ended December 31,
			2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.12		$8.70	$16.63	$17.27	$7.51	$29.06
Income (loss) from investment operations:
Net investment income (loss)(a)	.02		(.02)	(.11)	(.14)	(.11)	(.20)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	1.95		2.44	(6.36)	3.06	9.96	(18.64)
Total from investment operations	1.97		2.42	(6.47)	2.92	9.85	(18.84)
Redemption Fees(a)	.01		— (e)	.01	.02	.03	.06
Less dividends and distributions:
Distribution from net realized gains on investments	—		—	(1.47)	(3.47)	—	(2.77)
Dividends from net investment income	—		—	—	(.11)	(.12)	—
Net asset value at end of period	$13.10		$11.12	$8.70	$16.63	$17.27	$7.51
Total Return (%)	17.81	(d)	27.82	(38.72)	17.43	131.54	(64.34)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$130,632		$119,940	$119,819	$292,934	$371,709	$118,449
Ratio of gross expenses to average net assets (%)	2.12	(c)	2.15	2.08	1.97	2.07	2.00
Ratio of net expenses to average net assets (%)(b)	2.12	(c)	2.15	2.08	1.97	2.07	2.00
Ratio of net investment income (loss) to average net assets (%)	.40	(c)	(.16)	(.76)	(.80)	(.89)	(1.03)
Portfolio turnover rate (%)	65	(d)	115	107	104	101	70

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.
(c)	Annualized.
(d)	Not annualized.
(e)	Amount represents less than $.01 per share.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Six Months Ended June 30, 2013 (unaudited)		Years Ended December 31,
			2012		2011	2010	2009	2008
Net asset value at beginning of period	$12.74		$9.74		$11.61	$8.97	$5.57	$14.10
Income (loss) from investment operations:
Net investment income (loss)(a)	.08		.10		.01	(.08)	(.07)	(.05)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	2.57		3.11		(1.70)	2.80	3.47	(8.49)
Total from investment operations	2.65		3.21		(1.69)	2.72	3.40	(8.54)
Redemption Fees(a)	.01		—	(e)	— (e)	— (e)	— (e)	.01
Less dividends:
Dividends from investment income	—		(.21)		(.18)	(.08)	—	—
Net asset value at end of period	$15.40		$12.74		$9.74	$11.61	$8.97	$5.57
Total Return (%)	20.88	(d)	32.96		(14.50)	30.37	61.04	(60.50)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$49,075		$20,751		$15,230	$21,755	$18,311	$13,961
Ratio of gross expenses to average net assets (%)	2.45	(c)	2.86		2.65	2.66	3.14	2.24
Ratio of net expenses to average net assets (%)(b)	1.60	(c)	1.60		1.89	2.49	2.49	2.23
Ratio of net investment gain (loss) to average net assets (%)	1.18	(c)	.86		.12	(.86)	(1.01)	(.40)
Portfolio turnover rate (%)	94	(d)	280		257	160	280	221

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not annualized.
(e)	Amount represents less than $.01 per share.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Asia Opportunities Fund
	Six Months Ended June 30, 2013 (unaudited)		Years Ended December 31,				Period Ended December 31, 2008(a)
			2012	2011	2010	2009
Net asset value at beginning of period	$8.87		$7.57	$9.05	$7.99	$4.30	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.05)		(.06)	(.09)	(.10)	(.07)	(.07)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	.13		1.36	(1.39)	1.16	3.75	(5.65)
Total from investment operations	.08		1.30	(1.48)	1.06	3.68	(5.72)
Redemption Fees(b)	—	(f)	— (f)	— (f)	— (f)	.01	.02
Net asset value at end of period	$8.95		$8.87	$7.57	$9.05	$7.99	$4.30
Total Return (%)	.90	(e)	17.17	(16.35)	13.27	85.81	(57.00)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$5,383		$6,057	$6,430	$9,088	$8,605	$3,889
Ratio of gross expenses to average net assets (%)	5.50	(d)	4.64	4.17	3.42	4.31	3.85
Ratio of net expenses to average net assets (%)(c)	2.49	(d)	2.49	2.49	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)	(1.10	)(d)	(.71)	(1.03)	(1.28)	(1.15)	(.95)
Portfolio turnover rate (%)	130	(e)	169	188	125	176	165

Notes:

(a)	For the period from February 1, 2008 (commencement of operations) through December 31, 2008
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(d)	Annualized.
(e)	Not annualized.
(f)	Amount represents less than $.01 per share.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expense Paid During Period* 1/1/13 – 6/30/13	Expense Ratio During Period 1/1/13 – 6/30/13
Micro-Cap Fund
Actual	$1,000.00	$1,222.00	$11.02	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
Emerging Growth Fund
Actual	$1,000.00	$1,202.70	$8.57	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.85	1.57%
Small-Cap Opportunities Fund
Actual	$1,000.00	$1,144.90	$10.64	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
China Opportunities Fund
Actual	$1,000.00	$1,178.10	$11.45	2.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.28	$10.59	2.12%
International Opportunities Fund
Actual	$1,000.00	$1,208.80	$8.76	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Asia Opportunities Fund
Actual	$1,000.00	$1,009.00	$12.40	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.42	2.49%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund Emerging Growth Fund Small-Cap Opportunities Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.
(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.
(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds
By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/26/2013

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 08/26/2013

/*/ Print the name and title of each signing officer under his or her signature.